SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	¥ 16,259,457	¥ 5,810,938
Accounts receivable, net of allowance for doubtful accounts	1,480,335	879,962
VAT recoverable	155,620	129,994
Prepaid expenses	163,986	80,913
Other current assets	172,579	148,603
Total current assets	18,318,806	7,084,709
Property and equipment, net	29,596,061	19,184,639
Intangible assets, net	785,322	394,628
Operating lease right-of-use assets	3,059,700	796,679
Deferred tax assets	146,088	72,931
Restricted cash	146,643	128,025
VAT recoverable	1,445,521	888,483
Other non-current assets	486,071	289,410
Total assets	57,258,795	31,492,531
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,153,390	1,137,737
Accounts payable	3,657,112	1,675,966
Accrued expenses and other payables	1,395,981	817,883
Deferred revenue	96,668	90,316
Operating lease liabilities, current	86,258	55,139
Finance lease and other financing obligations, current	254,412	222,473
Total current liabilities	7,643,821	3,999,514
Long-term borrowings, excluding current portion	10,566,746	8,028,473
Operating lease liabilities, non-current	1,542,895	709,998
Finance lease and other financing obligations, non-current	8,097,881	4,751,121
Deferred tax liabilities	462,007	252,672
Other long-term liabilities	349,257	345,537
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	15,360	11,988
Total liabilities	30,591,073	20,136,969
Net revenue, net income, operating, investing and financing cash flows
Net revenue	5,738,972	4,122,405	¥ 2,792,077
Net (loss) income	(669,214)	(442,083)	(430,268)
Net cash provided by operating activities	320,887	293,436	(12,910)
Net cash used in investing activities	(9,378,007)	(5,131,231)	(4,733,050)
Net cash provided by (used in) financing activities	20,143,661	8,361,939	4,876,806
Asset Pledged as Collateral [Member]
Current assets
Property and equipment, net	3,497,447	2,493,872
VIEs
Current assets
Cash	1,310,269	730,960
Accounts receivable, net of allowance for doubtful accounts	1,388,128	858,764
VAT recoverable	85,760	46,817
Prepaid expenses	76,505	39,124
Other current assets	13,259	32,929
Total current assets	2,873,921	1,708,594
Property and equipment, net	2,760,618	2,911,727
Intangible assets, net	194,230	159,860
Operating lease right-of-use assets	430,525	91,329
Deferred tax assets	43,126	34,157
Restricted cash	49,905	29,508
VAT recoverable	113,684	136,011
Other non-current assets	115,315	75,873
Total assets	6,581,324	5,147,059
Current liabilities
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	2,531,025	1,534,768
Total liabilities	6,361,362	5,025,104
Net revenue, net income, operating, investing and financing cash flows
Net revenue	5,453,802	4,013,561	2,712,875
Net (loss) income	129,254	99,857	(59,757)
Net cash provided by operating activities	899,132	414,424	739,848
Net cash used in investing activities	(278,744)	(201,995)	(1,063,826)
Net cash provided by (used in) financing activities	(20,682)	(43,547)	¥ 614,575
VIEs | Accounts receivable
Current liabilities
Assets pledged	66,969	83,468
VIEs | Property and equipment, net
Current liabilities
Assets pledged	102,248	114,344
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	628,721	493,614
Accounts payable	194,325	181,448
Accrued expenses and other payables	152,534	160,401
Deferred revenue	90,192	68,003
Operating lease liabilities, current	50,888	31,869
Finance lease and other financing obligations, current	31,629	125,318
Total current liabilities	1,148,289	1,060,653
Long-term borrowings, excluding current portion	1,213,020	1,335,084
Operating lease liabilities, non-current	361,502	66,387
Finance lease and other financing obligations, non-current	982,209	921,965
Deferred tax liabilities	91,036	76,297
Other long-term liabilities	34,281	29,950
Total liabilities	¥ 3,830,337	¥ 3,490,336